Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Arconic Inc.	231,242	$4,967,078

Air Freight & Logistics — 1.0%
FedEx Corp.	170,165	32,239,461

Airlines — 1.8%
American Airlines Group Inc.	237,351	8,112,657
Delta Air Lines Inc.	396,748	23,126,441
Southwest Airlines Co.	248,132	13,456,198
United Continental Holdings Inc.(a)	165,681	14,722,414

		59,417,710
Auto Components — 0.8%
BorgWarner Inc.	188,129	7,858,148
Goodyear Tire & Rubber Co. (The)	381,540	7,329,384
Lear Corp.	89,325	12,773,475

		27,961,007
Automobiles — 4.8%
Ford Motor Co.	5,999,520	62,694,984
General Motors Co.	2,415,497	94,083,608

		156,778,592
Banks — 6.8%
Bank of America Corp.	3,775,369	115,450,784
CIT Group Inc.	57,984	3,088,808
Citigroup Inc.	1,394,858	98,616,461
Citizens Financial Group Inc.	222,032	8,037,558

		225,193,611
Beverages — 0.4%
Molson Coors Brewing Co., Class B	223,649	14,356,029

Biotechnology — 2.6%
Celgene Corp.(a)	239,013	22,624,971
Gilead Sciences Inc.	904,105	58,802,989
United Therapeutics Corp.(a)	29,925	3,069,407

		84,497,367
Building Products — 0.6%
Johnson Controls International PLC	319,006	11,962,725
Owens Corning	137,020	7,025,015

		18,987,740
Capital Markets — 1.9%
Goldman Sachs Group Inc. (The)	171,364	35,287,275
Invesco Ltd.	126,705	2,783,709
Morgan Stanley	537,140	25,917,005

		63,987,989
Chemicals — 1.1%
Chemours Co. (The)	67,725	2,438,777
Eastman Chemical Co.	84,243	6,645,088
LyondellBasell Industries NV, Class A	219,137	19,334,458
Mosaic Co. (The)	235,119	6,138,957
Westlake Chemical Corp.	20,010	1,395,697

		35,952,977
Communications Equipment — 0.3%
Juniper Networks Inc.	365,413	10,147,519

Construction & Engineering — 0.7%
Fluor Corp.	151,850	6,033,000
Jacobs Engineering Group Inc.	204,355	15,927,429

		21,960,429

Security	Shares	Value

Consumer Finance — 1.1%
Ally Financial Inc.	299,262	$8,891,074
Capital One Financial Corp.	298,499	27,709,662

		36,600,736
Containers & Packaging — 0.5%
International Paper Co.	160,495	7,512,771
Westrock Co.	203,890	7,825,298

		15,338,069
Diversified Financial Services — 0.4%
AXA Equitable Holdings Inc.	124,872	2,833,346
Jefferies Financial Group Inc.	159,090	3,272,481
Voya Financial Inc.	103,215	5,665,471

		11,771,298
Diversified Telecommunication Services — 7.8%
AT&T Inc.	7,988,094	247,311,390
CenturyLink Inc.	881,954	10,071,915

		257,383,305
Electric Utilities — 2.2%
Entergy Corp.	137,353	13,309,506
Exelon Corp.	1,162,152	59,211,644

		72,521,150
Electrical Equipment — 0.7%
Eaton Corp. PLC	264,725	21,924,524

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics Inc.(a)(b)	101,112	8,544,975
Corning Inc.	670,667	21,360,744
Flex Ltd.(a)(b)	760,685	8,397,962

		38,303,681
Entertainment — 0.5%
Viacom Inc., Class B, NVS	613,932	17,748,774

Equity Real Estate Investment Trusts (REITs) — 2.6%
Host Hotels & Resorts Inc.	2,863,507	55,093,875
National Retail Properties Inc.	187,132	9,846,886
VEREIT Inc.	2,653,287	21,916,150

		86,856,911
Food & Staples Retailing — 2.1%
Kroger Co. (The)	874,441	22,543,089
Walgreens Boots Alliance Inc.	889,891	47,671,461

		70,214,550
Food Products — 3.5%
Archer-Daniels-Midland Co.	776,800	34,645,280
Bunge Ltd.	208,018	10,902,224
Ingredion Inc.	60,975	5,777,381
JM Smucker Co. (The)	132,268	16,220,025
Kraft Heinz Co. (The)	497,817	16,547,437
Tyson Foods Inc., Class A	402,304	30,176,823

		114,269,170
Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	79,852	5,969,736
Anthem Inc.	117,473	30,898,923
Cardinal Health Inc.	202,558	9,866,600
Centene Corp.(a)(b)	211,169	10,887,874
Cigna Corp.	217,306	34,516,885
CVS Health Corp.	683,220	37,153,504
DaVita Inc.(a)(b)	64,327	3,553,423
McKesson Corp.	148,285	17,682,986
Universal Health Services Inc., Class B	51,484	6,531,775

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
WellCare Health Plans Inc.(a)	17,725	$4,579,254

		161,640,960
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	375,110	20,578,535
Norwegian Cruise Line Holdings Ltd.(a)	87,562	4,937,621

		25,516,156
Household Durables — 1.3%
DR Horton Inc.	127,212	5,636,764
Lennar Corp., Class A(b)	233,961	12,172,991
Mohawk Industries Inc.(a)(b)	26,313	3,585,146
Newell Brands Inc.	485,579	6,982,626
PulteGroup Inc.	125,999	3,963,929
Whirlpool Corp.	66,749	9,266,096

		41,607,552
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	494,363	8,463,495
Vistra Energy Corp.	340,910	9,289,797

		17,753,292
Industrial Conglomerates — 1.2%
General Electric Co.(b)	3,791,941	38,564,040

Insurance — 3.9%
American International Group Inc.	675,178	32,118,217
Athene Holding Ltd., Class A(a)	84,340	3,808,794
Brighthouse Financial Inc.(a)	93,126	3,891,736
Everest Re Group Ltd.	17,072	4,020,456
Hartford Financial Services Group Inc. (The)	126,920	6,639,185
Lincoln National Corp.	151,341	10,097,472
Loews Corp.	126,263	6,476,029
MetLife Inc.	578,159	26,670,475
Prudential Financial Inc.	284,965	30,123,650
Unum Group	134,503	4,965,851

		128,811,865
Internet & Direct Marketing Retail — 0.1%
Qurate Retail Inc.(a)(b)	242,191	4,129,357

IT Services — 4.1%
Alliance Data Systems Corp.	39,816	6,374,542
DXC Technology Co.	314,845	20,697,910
International Business Machines Corp.	760,877	106,728,217

		133,800,669
Machinery — 1.5%
Cummins Inc.	161,811	26,907,551
PACCAR Inc.	273,240	19,583,111
Wabtec Corp.	20,365	1,508,436

		47,999,098
Media — 1.1%
Discovery Inc., Class A(a)(b)	215,283	6,652,245
Discovery Inc., Class C, NVS(a)	425,032	12,223,920
DISH Network Corp., Class A(a)	118,376	4,157,365
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	47,963	1,915,642
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	94,491	3,794,759
News Corp., Class A, NVS	721,913	8,966,159

		37,710,090
Metals & Mining — 0.9%
Freeport-McMoRan Inc.	953,558	11,738,299
Newmont Goldcorp Corp.	235,789	7,323,606
Nucor Corp.	148,824	8,493,386

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	119,074	$3,772,264

		31,327,555
Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	292,954	5,211,652
Annaly Capital Management Inc.	682,861	6,890,067

		12,101,719
Multiline Retail — 1.9%
Kohl’s Corp.	209,287	14,880,306
Macy’s Inc.	434,530	10,228,836
Nordstrom Inc.	91,873	3,768,630
Target Corp.	439,873	34,054,968

		62,932,740
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	874,057	104,939,283
HollyFrontier Corp.	89,778	4,285,104
Kinder Morgan Inc./DE	731,393	14,532,779
Marathon Petroleum Corp.	458,361	27,900,434
Plains GP Holdings LP, Class A	59,839	1,412,200
Valero Energy Corp.	309,301	28,041,229

		181,111,029
Personal Products — 0.2%
Coty Inc., Class A(b)	524,525	5,675,360

Pharmaceuticals — 5.4%
Allergan PLC	329,983	48,507,501
Jazz Pharmaceuticals PLC(a)(b)	25,924	3,364,158
Mylan NV(a)	476,267	12,854,446
Perrigo Co. PLC	66,387	3,181,265
Pfizer Inc.	2,695,552	109,466,367

		177,373,737
Professional Services — 0.2%
ManpowerGroup Inc.	66,409	6,377,920

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.	90,403	13,973,592

Road & Rail — 1.8%
AMERCO	8,076	3,013,721
Knight-Swift Transportation Holdings Inc.	124,339	4,146,706
Norfolk Southern Corp.	250,757	51,159,443

		58,319,870
Semiconductors & Semiconductor Equipment — 13.3%
Intel Corp.	4,094,811	208,999,153
Lam Research Corp.	145,991	30,282,913
Marvell Technology Group Ltd.	343,126	8,585,013
Micron Technology Inc.(a)	2,205,301	92,754,960
ON Semiconductor Corp.(a)(b)	364,227	8,399,075
Qorvo Inc.(a)	132,047	9,984,074
QUALCOMM Inc.	937,187	80,719,916

		439,725,104
Specialty Retail — 0.2%
Gap Inc. (The)	239,550	6,247,464

Technology Hardware, Storage & Peripherals — 3.6%
Hewlett Packard Enterprise Co.	2,879,409	45,523,456
HP Inc.	1,139,553	22,734,082
Seagate Technology PLC	314,833	15,212,731
Western Digital Corp.	538,317	27,518,765

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	243,738	$8,131,100

		119,120,134
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)	130,219	5,740,054
Ralph Lauren Corp.	40,000	5,263,200

		11,003,254
Trading Companies & Distributors — 0.6%
United Rentals Inc.(a)(b)	146,105	20,589,117

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	678,309	3,784,964

Total Common Stocks — 99.7% (Cost: $3,307,101,686)		3,286,576,315

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	24,831,968	24,841,901

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	4,278,340	$4,278,340

		29,120,241

Total Short-Term Investments — 0.9% (Cost: $29,116,689)		29,120,241

Total Investments in Securities — 100.6% (Cost: $3,336,218,375)		3,315,696,556

Other Assets, Less Liabilities — (0.6)%		(18,712,209)

Net Assets — 100.0%		$3,296,984,347

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,857,413	2,974,555	24,831,968	$24,841,901	$123,800	(a)	$1,350	$1,057
BlackRock Cash Funds: Treasury, SL Agency Shares	8,678,992	(4,400,652)	4,278,340	4,278,340	125,115		—	—

				$29,120,241	$248,915		$1,350	$1,057

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	39	06/21/19	$3,109	$63,582
S&P 500 E-Mini	49	06/21/19	7,224	251,332

				$314,914

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Value Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,286,576,315	$—	$—	$3,286,576,315
Money Market Funds	29,120,241	—	—	29,120,241

	$3,315,696,556	$—	$—	$3,315,696,556

Derivative financial instruments(a)
Assets
Futures Contracts	$314,914	$—	$—	$314,914

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4